Harbor AI Inflection Strategy ETF Investment Strategy - Harbor AI Inflection Strategy ETF	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in common stocks and other equity securities of companies for which the Subadvisor believes the enablement and/or adoption of artificial intelligence (AI) may play a material role in driving performance (“AI Companies”). AI Companies include the following: ■Infrastructure enablers (e.g., companies involved in data center real estate and construction, power generation and cooling systems, computing power, high-speed computer networking and data storage) ■Middleware platforms (e.g., cloud service providers, AI platforms and tools, and enterprise software integrators) ■Adopters (companies using AI directly to enhance operations, reduce costs or create new revenue streams across industries, e.g., healthcare and life sciences, financial services, industrial and manufacturing, technology and internet, and consumer and retail) ■Second-order beneficiaries (those who may benefit indirectly from the growth of AI in a manner distinct from using AI directly in their own operations, e.g., energy and utility companies supporting data center power demands, professional services assisting with AI implementation, training and consulting firms preparing workforces for AI adoption, and cybersecurity providers protecting AI-driven systems) The Subadvisor considers AI to have the potential to play a material role in driving a company’s performance when the Subadvisor determines that AI-related opportunities represent a significant factor in the company’s investment thesis and are reasonably likely to have a meaningful impact on the company’s future financial performance or competitive position. This determination is based on the Subadvisor’s fundamental analysis of whether AI-related opportunities could significantly affect key financial or operational metrics such as revenue growth, profit margins, operational efficiency, market share, or competitive differentiation. The mix of companies in the portfolio will shift over time as new technologies supporting AI growth emerge (e.g., novel chip architecture, quantum hardware or next-generation cooling solutions), as market leaders in the AI ecosystem change and as various segments (for example, data center construction versus energy supply) grow or decline in importance depending on industry trends. The Fund may invest in issuers of any market capitalization and may hold securities of both U.S. and non-U.S. companies, including those located in emerging markets. The Fund may also invest in depositary receipts representing such securities. The Fund will invest no more than 20% of the portfolio in non-U.S. companies. The Subadvisor employs a disciplined investment approach that seeks to identify companies that, in the Subadvisor’s view, demonstrate strong business fundamentals, such as revenue growth, strong profit margins, manageable debt and strong cash flow, and earnings prospects that are not recognized by the market as a whole and therefore not reflected in the companies’ current market valuations. The Subadvisor uses a bottom-up investment process, employing fundamental and qualitative criteria to identify individual companies for potential investment in the Fund’s portfolio. The Subadvisor uses statistical analysis designed to identify and manage specific risks in the Fund’s portfolio by measuring factors like value, earnings growth, volatility, and sector weightings, seeking to minimize unexpected losses and improve risk-adjusted returns. The Subadvisor may incorporate environmental, social and governance considerations as a component of its risk analysis. Any attempts to limit risk are not guaranteed to be successful. The Fund’s sector weightings are an outgrowth of individual stock selection. The Subadvisor may sell a stock if one of the following situations arises: ■The company’s stock performs in line with the Subadvisor’s expectations and reaches or exceeds a price projected by the Subadvisor; ■The investment process identifies a company the Subadvisor believes has superior return and risk characteristics. In this situation, the more attractive stock would force them to sell the less attractive stock so that they continue to own only their best investment ideas; or ■The company’s prospects deteriorate as a result of poor business plan execution, new competitors, management changes, a souring business environment or other adverse effects. The Fund’s portfolio is expected to consist of approximately 30-50 companies. The Fund concentrates its investments (i.e., holds more than 25% of its total assets) in the groups of industries that comprise the information technology and industrials sectors. The Fund is classified as non-diversified, which means the Fund may invest in the securities of a smaller number of issuers than a diversified fund.
Strategy Portfolio Concentration [Text]	The Fund concentrates its investments (i.e., holds more than 25% of its total assets) in the groups of industries that comprise the information technology and industrials sectors.